RELATED PARTY TRANSACTIONS (Tables)	3 Months Ended
Feb. 28, 2022
Schedule of key management personnel compensation

	Three months ended February 28,
	2022	2021
	$	$
Management and directors salaries and fees	238,755	134,899
Share-based compensation	117,028	505,316
Key management personnel compensation	355,783	640,215